Annual Total Returns - Fidelity® Arizona Municipal Income Fund [BarChart] - 08.31 Fidelity Arizona Municipal Funds Combo PRO-12 - Fidelity® Arizona Municipal Income Fund - Fidelity Arizona Municipal Income Fund-Default
Oct. 30, 2021
Bar Chart Table:
Annual Return 2011	9.94%
Annual Return 2012	7.52%
Annual Return 2013	(3.15%)
Annual Return 2014	10.43%
Annual Return 2015	3.54%
Annual Return 2016	none
Annual Return 2017	5.43%
Annual Return 2018	0.63%
Annual Return 2019	7.23%
Annual Return 2020	4.50%